Summary of Significant Accounting Policies (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Accounting Policies [Line Items]
Capitalized interest	$ 19,694	$ 3,599	$ 0
Interest costs charged to expense	79,300	6,275	5,706
Amortization of deferred financing costs capitalized	17,589	791	0
Amortization of deferred financing costs recorded as expense	25,793	198	161
Foreign currency transaction gains/losses included in other income	14,007	(771)	0
Recognition of Deferred Revenue	258	205	190
Receipts of grants in lieu of tax credits	$ 0	$ 0	$ 5,466
Solar generation facilities
Accounting Policies [Line Items]
Useful lives of fixed assets	30 years
Minimum | Power purchase agreements
Accounting Policies [Line Items]
Weighted average remaining life of intangibles	10 years
Minimum | Solar generation facilities
Accounting Policies [Line Items]
Useful lives of fixed assets	20 years
Maximum | Power purchase agreements
Accounting Policies [Line Items]
Weighted average remaining life of intangibles	25 years
Maximum | Solar generation facilities
Accounting Policies [Line Items]
Useful lives of fixed assets	30 years
Weighted average
Accounting Policies [Line Items]
Power Purchase Agreement, Useful Life	19 years
California
Accounting Policies [Line Items]
Sponsored program duration	60 months
Colorado
Accounting Policies [Line Items]
Sponsored program duration	20 years